Related party transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Cost Reimbursements
The following table sets forth amounts that are included within the captions noted on the consolidated balance sheets, representing related party transactions with the Company:

	December 31, 2016	December 31, 2015
Receivables:
Entities related to Mariano Costamagna (a)	$237	$—
Cummins Westport Inc. (b)	236	1,165
Ideas & Motion S.r.L. (c)	15	—
	$488	1,165
Payables:
Entities related to Mariano Costamagna (a)	$1,191	—
(a)    Entities related to Mariano Costamagna include: Bianco S.p.A, TCN S.r.L., Biemmedue S.p.A, MTM Hydro S.r.L., Immobiliare IV Marzo, Delizie Bakery S.r.L., Galup S.r.L., TCN Vd S.r.L., Europlast S.r.L., A.R.S. Elettromeccanica S.r.L., Ningbo Topclean Mechanical Technology Co. Ltd., and Erretre S.r.L..
(b)    Pursuant to the amended and restated Joint Venture Agreement, Westport engages in transactions with CWI (see note 8(a)). Amounts receivable relate to costs incurred by the Company on behalf of CWI. The amounts are generally reimbursed by CWI to the Company in the month following the month in which the payable is incurred.
(c)    Ideas & Motion S.r.L is an Italian consulting and services company in which the Company owns an equity ownership interest of 14.28%.

	Years ended December 31,
	2016		2015
	Purchases	Sales	Purchases	Sales
Related party company:
Entities related to Mariano Costamagna	$2,592	$412	$—	$—
Cummins Westport Inc.	—	2,744	—	5,742
Ideas & Motion S.r.L.	—	43	—	—
	$2,592	$3,199	$—	$5,742